Earnings (loss) Per Share (Details) - Schedule of Weighted Average Number of Ordinary Shares - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings (loss) per share	1,328,152,166
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share	$ 1,328,152,166
Number of Australia Shares [Member]
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings (loss) per share		1,328,152,166	664,158,704	297,914,797
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share		$ 1,328,152,166	$ 664,158,704	$ 297,914,797